UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: May 31, 2007
Estimated average burden
FORM N-Q	hours per response: 21.09

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 1/31/07

Date of Reporting Period: 4/30/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Shares
(000)		Value*

COMMON STOCK-69.0%
	Agriculture-2.0%
600	Altria Group, Inc. (a)	$43,896,000
10	Reynolds American, Inc.	1,096,500

		44,992,500

	Apparel-0.8%
300	VF Corp.	18,357,000

	Banking-6.2%
719	Bank of America Corp. (a)	35,902,464
1,000	Keycorp (a)	38,220,000
950	Regions Financial Corp. (a)	34,684,500
750	Washington Mutual, Inc. (a)	33,795,000

		142,601,964

	Beverages-2.6%
1,000	Anheuser-Busch Cos., Inc. (a)	44,580,000
380	Coca-Cola Co.	15,932,212

		60,512,212

	Building Materials-0.7%
544	Masco Corp. (a)	17,359,980

	Chemicals-7.3%
2,000	Dow Chemical Co. (a)	81,220,000
3,600	Lyondell Chemical Co. (a)	86,760,000

		167,980,000

	Commercial Services-2.1%
1,243	Deluxe Corp. (a)	29,633,120
591	RR Donnelley & Sons Co. (a)	19,924,266

		49,557,386

	Computers-0.0%
10	Seagate Technology, Inc.	265,600

	Electric-4.0%
1,100	DTE Energy Co.	44,858,000
1,100	Progress Energy, Inc. (a)	47,080,000

		91,938,000

	Financial Services-2.1%
241	Freddie Mac	14,684,930
400	JP Morgan Chase & Co. (a)	18,152,000
250	Morgan Stanley	16,075,000

		48,911,930

	Food-2.3%
2,300	ConAgra Foods, Inc. (a)	52,164,000

	Hand/Machine Tools-1.0%
430	Stanley Works	22,488,400

	Home Furnishings-0.0%
10	Whirlpool Corp.	897,500

	Household Products-1.8%
700	Kimberly-Clark Corp.	40,971,000

	Insurance-5.1%
800	Allstate Corp. (a)	45,192,000
500	Lincoln National Corp. (a)	29,040,000
1,000	St. Paul Travelers Cos., Inc.	44,030,000

		118,262,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Shares
(000)			Value*

	Oil & Gas-15.3%
400	Anadarko Petroleum Corp. (a)		$41,928,000
1,400	Chevron Corp. (a)		85,428,000
1,100	ConocoPhillips		73,590,000
1,914	KeySpan Corp. (a)		77,267,130
500	Marathon Oil Corp.		39,680,000
250	Occidental Petroleum Corp.		25,685,000
10	PetroChina Co., Ltd. ADR		1,124,000
10	Petroleo Brasileiro S.A. ADR		988,300
200	Sempra Energy		9,204,000

			354,894,430

	Pharmaceuticals-8.2%
400	GlaxoSmithKline PLC ADR		22,752,000
2,400	Merck & Co., Inc. (a)		82,608,000
3,300	Pfizer, Inc. (a)		83,589,000

			188,949,000

	Real Estate-0.0%
10	Duke Realty Corp.-REIT		354,000

	Retail-1.7%
1,500	Limited Brands, Inc. (a)		38,460,000

	Telecommunications-5.1%
10	Alltel Corp.		643,700
1,000	AT&T, Inc. (a)		26,210,000
2,750	Verizon Communications, Inc. (a)		90,832,500

			117,686,200

	Toys, Games & Hobbies-0.7%
1,059	Mattel, Inc.		17,129,766

	Total Common Stock (cost-$1,585,246,792)		1,594,732,868

CONVERTIBLE BONDS & NOTES-13.5%

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)

	Aerospace-0.2%
$ 3,500	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B-	4,711,875

	Airlines-0.5%
12,900	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	12,658,125

	Commercial Services-1.3%
5,000	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	5,369,000
2,000	Quanta Services, Inc., 4.00%, 7/1/07	NR/NR	1,975,000
13,400	Quebecor World USA, Inc., 6.00%, 10/1/07	B2/B	13,249,250
7,500	Vertrue Corp. Ltd., 5.50%, 10/1/10	NR/B-	8,756,250

			29,349,500

	Computers-1.0%
11,250	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1/BBB-	11,742,188
10,100	Maxtor Corp., 6.80%, 4/30/10	B2/NR	11,602,375

			23,344,563

	Electric-0.4%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	10,220,000

	Electrical Components & Equipment-0.3%
5,750	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	7,863,125

	Financial Services-0.0%
21	E*Trade Financial Corp., 6.00%, 2/1/07	NR/NR	21,181

	Household Products-0.3%
4,900	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	8,036,000

	Insurance-0.1%
1,600	American Equity Investment Life Holding Co., 5.25%, 12/6/24	NR/BB+	1,936,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Media-0.6%
$13,000	EchoStar Communications Corp., 5.75%, 5/15/08, GDR	B2/B	$12,886,250

	Metals & Mining-0.5%
5,060	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	10,954,900

	Miscellaneous Manufacturing-0.1%
2,435	Tyco International Group S.A., 3.125%, 1/15/23	Baa3/BBB+	3,065,056

	Oil & Gas-0.7%
9,675	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	11,634,188
800	Halliburton Co., 3.125%, 7/15/23	Baa1/BBB+	1,689,000
1,000	Hanover Compressor Co., 4.75%, 3/15/08	B3/B	976,250
500	Schlumberger Ltd., 1.50%, 6/1/23	A1/A+	961,875

			15,261,313

	Pharmaceuticals-1.4%
6,000	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	11,985,000
6,000	Omnicare, Inc., 3.25%, 12/15/35	B1/BB+	5,917,500
14,000	Sepracor, Inc., 5.00%, 2/15/07	NR/B-	13,965,000

			31,867,500

	Retail-0.6%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B/B3	12,672,000

	Semi-conductors-1.0%
11,850	Amkor Technology, Inc., 5.75%, 6/1/06, GDR	Caa3/CCC	11,909,250
11,500	Fairchild Semiconductor Corp., 5.00%, 11/1/08	NR/B	11,428,125

			23,337,375

	Telecommunications-3.4%
11,000	American Tower Corp., 5.00%, 2/15/10	B/BB-1	10,958,750
10,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB	10,972,500
5,410	Ciena Corp., 3.75%, 2/1/08	B2/B	5,240,937
6,260	Harris Corp., 3.50%, 8/15/22, GDR	Baa2/BBB	13,020,800
14,100	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	14,276,250
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	13,877,500
11,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	10,953,750

			79,300,487

	Transportation-1.1%
11,450	GATX Corp., 7.50%, 2/1/07, GDR	Baa3/BBB	16,244,687
6,450	YRC Worldwide, Inc., 5.00%, 8/8/23	Ba1/BBB-	8,594,625

			24,839,312

	Total Convertible Bonds & Notes (cost-$306,823,248)		312,324,562

CONVERTIBLE PREFERRED STOCK-10.4%

Shares
(000)

	Automotive-0.2%
171	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	B2/B-	4,770,900

	Banking-0.5%
210	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	11,774,700

	Chemicals-0.3%
150	Huntsman Corp., 5.00%, 2/16/08	NR/NR	6,407,135

	Commercial Services-0.5%
245	United Rentals, Inc., 6.50%, 8/1/28	Caa2/B-	11,698,750

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*

	Electric-1.0%
244	AES Trust III, 6.75%, 10/15/29	B3/B	$11,194,426
48	NRG Energy, Inc., 5.75%, 3/16/09	B3/CCC+	11,947,906

			23,142,332

	Financial Services-0.9%
323	E*Trade Financial Corp., 6.125%, 11/18/08	B3/NR	10,416,750
430	Lehman Brothers Holdings, Inc., 6.25%, 10/15/07	A1/A+	11,184,300

			21,601,050

	Food-0.5%
483	Albertson's, Inc., 7.25%, 5/16/07	Ba3/BBB-	11,937,510

	Insurance-2.2%
300	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	10,881,000
405	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	11,339,694
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09	NR/BB+	4,620,000
450	PMI Group, Inc., 5.875%, 11/15/06	A1/A	11,868,750
495	XL Capital Ltd., 6.50%, 5/15/07	A3/A-	10,919,700

			49,629,144

	Iron/Steel-0.7%
71	United States Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	15,439,500

	Office/Business Equipment-0.5%
95	Xerox Corp., 6.25%, 7/1/06	B1/B+	10,973,862

	Oil & Gas-1.0%
90	Hess Corp., 7.00%, 12/1/06	Ba3/BB	10,891,083
113	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	12,893,884

			23,784,967

	Pharmaceuticals-0.5%
235	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	12,047,772

	Real Estate-0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	11,571,850

	Telecommunications-0.5%
204	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	11,265,199

	Waste Disposal-0.6%
38	Allied Waste Industries, Inc., 6.25%, 3/1/08	Caa3/B	14,625,638

	Total Convertible Preferred Stock (cost-$237,163,799)		240,670,309

SHORT-TERM INVESTMENTS-8.3%

Principal
Amount
(000

	Time Deposits-8.3%
$ 59,605	BNP Paribas— Grand Cayman, 4.14%, 5/01/06		59,605,431
4,384	JP Morgan Chase & Co.—Grand Cayman, 4.14%, 5/01/06		4,383,853
110,406	Rabobank—Grand Cayman, 4.14%, 5/01/06		110,406,010
17,754	Societe Generale, 4.14%, 5/01/06		17,753,587

	Total Time Deposits (cost-$192,148,881)		192,148,881

	Total Investments before call options written (cost-$2,321,382,720)- 101.2%		2,339,876,620

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Contracts		Value*

CALL OPTIONS WRITTEN (b)-(1.1)%

	American Stock Exchange Morgan Stanley Cyclical Index,
650	strike price $820, expires 5/20/06	$(2,125,500)
150	strike price $830, expires 5/20/06	(366,000)
200	strike price $842, expires 6/2/06	(348,200)
350	strike price $860, expires 6/17/06	(423,500)
150	strike price $870, expires 6/17/06	(120,000)
	American Stock Exchange Oil Index,
150	strike price $1090, expires 5/5/06	(576,000)
100	strike price $1090, expires 5/20/06	(484,000)
200	strike price $1100, expires 5/5/06	(597,200)
300	strike price $1100, expires 5/20/06	(1,260,000)
100	strike price $1110, expires 5/20/06	(343,000)
100	strike price $1120, expires 5/20/06	(278,000)
100	strike price $1130, expires 5/20/06	(232,000)
200	strike price $1200, expires 6/17/06	(252,000)
200	strike price $1210, expires 6/17/06	(190,000)
200	strike price $1220, expires 6/17/06	(154,000)
300	strike price $1230, expires 6/17/06	(174,000)
	American Stock Exchange Pharmaceutical Index,
1,000	strike price $339.50, expires 5/12/06	(29,630)
500	strike price $340, expires 5/20/06	(15,000)
	Financial Basket Index,
5,000	strike price $100.85, expires 5/12/06	(1,445,000)
	Pharmaceutical HOLDRS,
5,000	strike price $101, expires 6/23/06	(1,245,000)
5,000	strike price $101.25, expires 5/5/06	(165,000)
	Philadelphia Stock Exchange KBW Bank Sector Index,
4,000	strike price $107.50, expires 5/20/06	(2,280,000)
2,000	strike price $107.50, expires 6/17/06	(1,240,000)
2,000	strike price $107.75, expires 5/5/06	(1,026,000)
2,000	strike price $108.75, expires 5/12/06	(850,000)
3,500	strike price $110, expires 5/20/06	(1,225,000)
3,000	strike price $110, expires 6/17/06	(1,230,000)
1,500	strike price $112.50, expires 6/17/06	(356,250)
	Philadelphia Stock Exchange Utility Index,
200	strike price $420, expires 6/17/06	(174,000)
1,100	strike price $425, expires 6/17/06	(693,000)
900	strike price $430, expires 5/20/06	(153,000)
180	strike price $430, expires 6/17/06	(79,200)
100	strike price $435, expires 5/20/06	(8,000)
300	strike price $440, expires 5/20/06	(9,000)
	Standard & Poors 500 Flex Index,
250	strike price $1315, expires 5/12/06	(204,515)
	Standard & Poors 500 Index,
200	strike price $1300, expires 5/5/06	(298,746)
200	strike price $1300, expires 5/20/06	(447,000)
100	strike price $1305, expires 5/20/06	(188,000)
100	strike price $1310, expires 6/17/06	(247,500)
500	strike price $1315, expires 5/20/06	(620,000)
100	strike price $1315, expires 6/17/06	(216,500)
600	strike price $1320, expires 5/20/06	(582,000)
350	strike price $1320, expires 6/17/06	(658,000)
550	strike price $1325, expires 6/17/06	(877,250)
200	strike price $1330, expires 6/17/06	(250,000)
300	strike price $1425, expires 5/20/06	(220,500)
	Telecommunication Basket Index,
5,000	strike price $100.80, expires 6/2/06	(155,000)
5,000	strike price $101, expires 6/2/06	(155,000)

	Total Call Options Written (premiums received-$18,949,560)	(25,266,491)

	Total Investments net of call options written (cost-$2,302,433,160) -100.1%	2,314,610,129

	Liabilities in excess of other assets-(0.1)%	(2,439,292)

	Net Assets-100.0%	$2,312,170,837

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2006 (unaudited)

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.

Glossary:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Item 2. Controls and Procedures

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.CERT. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 20, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2006